INVENTORIES	6 Months Ended
Jun. 30, 2013
INVENTORIES [Abstract]
INVENTORIES
NOTE 4:         INVENTORIES

a.	Inventories are comprised of the following:

	June 30,	December 31,
	2013	2012
	Unaudited

Raw materials, parts and supplies	$6,140	$8,552
Work in progress	4,795	1,404
Finished products	18,449	15,017

	$29,384	$24,973

b.	Inventory write-offs for the six months ended June 30, 2013 and 2012, totaled $ 455 and $ 303, respectively.